UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

Deutsche Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche Strategic Equity Long/Short Fund
	Shares	Value ($)
Long Positions 103.8%
Common Stocks 95.9%
Consumer Discretionary 24.4%
Auto Components 4.9%
American Axle & Manufacturing Holdings, Inc.*	100,502	2,144,713
Cie Generale des Etablissements Michelin	9,200	847,200
Continental AG	1,128	237,390
Faurecia	28,371	1,043,106
Goodyear Tire & Rubber Co. (a)	89,057	2,441,052
Koito Manufacturing Co., Ltd.	66,900	2,105,031
Plastic Omnium SA	36,755	962,074

		9,780,566
Automobiles 0.1%
Kia Motors Corp.	5,740	286,498
Diversified Consumer Services 0.2%
Estacio Participacoes SA	40,300	438,219
Hotels, Restaurants & Leisure 4.8%
Bloomin' Brands, Inc.*	25,765	586,669
Buffalo Wild Wings, Inc.*	5,907	1,005,430
Caesars Acquisition Co. "A"*	2,800	29,344
Caesars Entertainment Corp.*	54,100	917,536
Domino's Pizza, Inc. (a)	18,400	1,726,840
Elior Participations SCA *	28,400	444,649
McDonald's Corp.	4,522	437,775
Melco Crown Entertainment Ltd. (ADR)	22,500	582,300
Sonic Corp.	12,912	351,077
William Hill PLC	68,320	357,453
Wyndham Worldwide Corp. (a)	20,218	1,685,373
Wynn Macau Ltd.	75,400	247,038
Wynn Resorts Ltd.	6,536	1,167,395

		9,538,879
Household Durables 2.6%
Century Communities, Inc.*	1,598	27,661
Harman International Industries, Inc. (a)	47,114	5,113,283

		5,140,944
Internet & Catalog Retail 0.2%
Groupon, Inc.*	65,500	493,215
Leisure Products 0.6%
Hasbro, Inc.	21,789	1,289,909
Media 6.7%
CBS Corp. "B" (a)	31,910	1,751,221
Cineplex, Inc.	11,700	447,482
Comcast Corp. "A"	11,100	630,591
DISH Network Corp. "A"*	11,900	944,979
Liberty Global PLC "A"*	19,647	1,021,447
Loral Space & Communications, Inc.*	8,600	675,014
Mediaset SpA*	82,122	332,087
New Media Investment Group, Inc.	2,100	42,672
Publicis Groupe SA	12,120	889,027
Sirius XM Holdings, Inc.*	356,400	1,293,732
Telenet Group Holding NV*	23,900	1,366,804
Time Warner Cable, Inc.	1,600	238,848
Time Warner, Inc.	4,600	391,552
Tribune Media Co. "A"*	19,900	1,352,404
Viacom, Inc. "B"	5,900	446,217
Walt Disney Co.	17,100	1,581,921

		13,405,998
Specialty Retail 3.6%
AutoZone, Inc.*	2,298	1,327,577
Best Buy Co., Inc.	34,312	1,352,236
Dick's Sporting Goods, Inc.	7,983	404,020
Home Depot, Inc.	14,052	1,396,769
Sanrio Co., Ltd.	10,300	271,454
Signet Jewelers Ltd.	6,727	880,968
Tiffany & Co.	8,188	883,649
United Arrows Ltd.	21,800	601,367

		7,118,040
Textiles, Apparel & Luxury Goods 0.7%
Kering	4,200	868,622
PVH Corp.	3,600	457,704

		1,326,326
Consumer Staples 4.8%
Beverages 2.0%
AMBEV SA	183,900	1,208,147
Anheuser-Busch InBev NV (ADR)	8,303	971,368
Brown-Forman Corp. "B"	11,806	1,145,772
Diageo PLC	21,270	657,986

		3,983,273
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	10,162	1,444,224
Sysco Corp.	23,135	931,415

		2,375,639
Food Products 1.6%
Associated British Foods PLC	9,340	466,659
Chocoladefabriken Lindt & Sprungli AG (Registered)	26	1,552,688
Kellogg Co.	13,024	862,840
Oceana Group Ltd.	33,573	316,331

		3,198,518
Energy 10.3%
Energy Equipment & Services 6.3%
Baker Hughes, Inc.	98,787	5,630,859
Cameron International Corp.*	52,851	2,710,199
Nordic American Offshore Ltd.*	17,300	226,803
Oil States International, Inc.*	47,002	2,343,050
Schlumberger Ltd.	4,913	422,272
Technip SA	16,547	1,077,717
Transocean Partners LLC (Units)	8,600	134,848

		12,545,748
Oil, Gas & Consumable Fuels 4.0%
Anadarko Petroleum Corp.	6,000	474,900
Atlas Energy LP	46,700	1,656,916
Atlas Pipeline Partners LP	36,800	1,208,512
Atlas Resource Partners LP	34,200	520,182
BG Group PLC	38,406	539,480
Cabot Oil & Gas Corp.	13,200	436,128
Eclipse Resources Corp.*	3,000	32,370
Gulf Coast Ultra Deep Royalty Trust*	106,649	156,774
Kinder Morgan, Inc.	24,300	1,004,805
Linn Energy LLC (Units)	10,800	197,100
Parsley Energy, Inc. "A"*	1,600	20,224
QEP Resources, Inc.	41,400	846,216
SandRidge Energy, Inc.*	276,000	775,560
WPX Energy, Inc.*	16,700	226,619

		8,095,786
Financials 13.7%
Banks 4.6%
BOC Hong Kong (Holdings) Ltd.	129,000	456,348
China Construction Bank Corp. "H"	524,000	395,760
Chongqing Rural Commercial Bank Co., Ltd. "H"	778,000	441,244
Citigroup, Inc.	25,300	1,365,441
Erste Group Bank AG	23,706	640,225
ING Groep NV (CVA)*	87,280	1,275,242
JPMorgan Chase & Co.	5,200	312,832
Mizuho Financial Group, Inc.	418,100	720,623
Piraeus Bank SA*	313,900	475,353
Sberbank of Russia (ADR)	93,085	571,955
Sumitomo Mitsui Financial Group, Inc.	21,600	814,769
Wells Fargo & Co. (a)	30,257	1,648,401

		9,118,193
Capital Markets 2.2%
Azimut Holding SpA	35,430	814,841
E*TRADE Financial Corp.*	48,400	1,104,004
Ellington Financial LLC	1,300	28,106
Fifth Street Asset Management, Inc.*	1,600	23,696
KKR & Co. LP	28,800	641,664
Lazard Ltd. "A"	16,302	839,879
Moelis & Co. "A"	300	9,669
Tetragon Financial Group Ltd. (b)	6,300	64,741
Tetragon Financial Group Ltd. (b)	60,900	623,616
THL Credit, Inc.	21,111	282,043

		4,432,259
Consumer Finance 0.7%
Navient Corp.	62,555	1,311,153
SLM Corp.	3,200	30,976

		1,342,129
Diversified Financial Services 0.7%
Moody's Corp.	14,885	1,503,534
Insurance 1.5%
American International Group, Inc.	24,600	1,348,080
Insurance Australia Group Ltd.	54,405	294,549
MetLife, Inc.	11,700	650,637
St James's Place PLC	51,980	644,001

		2,937,267
Real Estate Investment Trusts 1.8%
Chimera Investment Corp. (REIT)	288,700	975,806
Gaming and Leisure Properties, Inc. (REIT)	33,300	1,062,270
New Residential Investment Corp. (REIT)	66,200	857,952
New Senior Investment Group, Inc. (REIT)*	10,716	189,030
Newcastle Investment Corp. (REIT)	10,716	52,616
PennyMac Mortgage Investment Trust (REIT)	23,100	500,577

		3,638,251
Real Estate Management & Development 2.0%
Altisource Portfolio Solutions SA*	12,100	632,588
Daiwa House Industry Co., Ltd.	44,000	838,391
Mitsubishi Estate Co., Ltd.	26,000	585,443
Realogy Holdings Corp.*	43,200	1,988,064

		4,044,486
Thrifts & Mortgage Finance 0.2%
PennyMac Financial Services, Inc. "A"*	19,600	313,404
Health Care 8.1%
Biotechnology 0.2%
Bluebird Bio, Inc.*	100	4,123
Prothena Corp. PLC*	500	12,120
United Therapeutics Corp.*	3,090	409,642

		425,885
Health Care Equipment & Supplies 2.0%
Becton, Dickinson & Co. (a)	13,098	1,838,042
Covidien PLC	4,995	504,495
Medtronic, Inc. (a)	22,755	1,680,912
Sientra, Inc.*	400	6,948

		4,030,397
Health Care Providers & Services 1.7%
Fresenius SE & Co. KGaA	12,708	688,844
HCA Holdings, Inc.*	19,700	1,372,893
McKesson Corp.	4,500	948,420
Mediclinic International Ltd.	37,508	318,137

		3,328,294
Life Sciences Tools & Services 0.5%
INC Research Holdings, Inc. "A"*	700	17,073
Thermo Fisher Scientific, Inc.	7,900	1,021,391

		1,038,464
Pharmaceuticals 3.7%
Actavis PLC* (a)	14,978	4,053,197
Avanir Pharmaceuticals, Inc.*	800	11,936
Bayer AG (Registered)	5,865	882,487
Endo International PLC*	8,831	646,164
Shire PLC (ADR)	2,100	448,560
Shire PLC	2,929	208,901
Teva Pharmaceutical Industries Ltd. (ADR)	10,805	615,669
Zoetis, Inc.	13,826	621,202

		7,488,116
Industrials 16.2%
Aerospace & Defense 3.7%
MacDonald Dettwiler & Associates Ltd.	5,400	423,777
Rolls-Royce Holdings PLC*	47,576	626,559
TransDigm Group, Inc.	6,257	1,237,572
Triumph Group, Inc. (a)	74,536	5,072,920

		7,360,828
Air Freight & Logistics 1.5%
FedEx Corp. (a)	10,996	1,959,267
United Parcel Service, Inc. "B"	9,882	1,086,230

		3,045,497
Airlines 0.6%
United Continental Holdings, Inc.*	17,700	1,083,771
Building Products 0.9%
Fortune Brands Home & Security, Inc. (a)	38,576	1,732,834
Commercial Services & Supplies 0.4%
KAR Auction Services, Inc.	21,100	731,115
Electrical Equipment 1.9%
Alstom SA*	19,861	695,384
General Cable Corp. (a)	169,192	2,328,082
OSRAM Licht AG*	19,756	819,963

		3,843,429
Industrial Conglomerates 0.4%
Alliance Global Group Inc.	1,473,888	812,854
Machinery 4.8%
Harsco Corp. (a)	92,016	1,781,430
Kurita Water Industries Ltd.	56,600	1,175,450
Pall Corp.	15,546	1,494,126
Sulzer AG (Registered)	10,520	1,173,801
Terex Corp.	83,310	2,390,997
Timken Co.	23,756	1,016,519
Toro Co.	9,923	651,743

		9,684,066
Professional Services 0.3%
Nielsen NV	16,373	683,900
Road & Rail 1.0%
Union Pacific Corp. (a)	17,388	2,030,397
Trading Companies & Distributors 0.6%
AerCap Holdings NV*	26,000	1,152,060
Neff Corp. "A"*	1,300	19,175

		1,171,235
Transportation Infrastructure 0.1%
BBA Aviation PLC	45,746	245,231
Information Technology 5.4%
Communications Equipment 0.7%
CommScope Holding Co., Inc.*	11,400	253,080
Motorola Solutions, Inc.	17,400	1,143,528

		1,396,608
Internet Software & Services 0.6%
eBay, Inc.*	21,900	1,201,872
GrubHub, Inc.*	300	11,040

		1,212,912
IT Services 2.8%
Amadeus IT Holding SA "A"	8,700	345,800
AtoS	15,541	1,105,667
FleetCor Technologies, Inc.*	9,789	1,486,851
Itochu Techno-Solutions Corp.	34,700	1,358,292
MasterCard, Inc. "A"	15,287	1,334,402

		5,631,012
Semiconductors & Semiconductor Equipment 0.8%
NXP Semiconductor NV*	4,147	322,678
SunEdison, Inc.*	55,200	1,195,080

		1,517,758
Software 0.3%
Monitise PLC*	1,350,000	681,062
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc.	2,500	297,325
Materials 11.5%
Chemicals 7.7%
Arkema SA	12,600	858,548
Ashland, Inc.	6,100	695,705
Axalta Coating Systems Ltd.*	3,900	92,820
Cytec Industries, Inc.	34,228	1,646,367
Eastman Chemical Co.	13,000	1,077,960
Ecolab, Inc.	12,987	1,414,934
Kuraray Co., Ltd.	135,700	1,652,744
LyondellBasell Industries NV "A"	6,600	520,476
Monsanto Co.	5,469	655,788
Orion Engineered Carbons SA*	3,900	66,222
Taminco Corp.*	61,590	1,595,797
The Sherwin-Williams Co.	6,640	1,625,870
Tronox Ltd. "A"	8,100	182,655
W.R. Grace & Co.* (a)	33,727	3,240,153

		15,326,039
Containers & Packaging 3.1%
Nampak Ltd.	152,153	613,350
Owens-Illinois, Inc.*	202,102	5,181,895
Pact Group Holdings Ltd.	119,456	422,070

		6,217,315
Metals & Mining 0.7%
Anglo American PLC	36,920	761,332
APERAM SA*	14,892	475,615
Western Areas Ltd.	52,450	189,817

		1,426,764
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.4%
Koninklijke (Royal) KPN NV	250,846	831,761
Wireless Telecommunication Services 0.5%
SoftBank Corp.	16,064	1,078,272
Utilities 0.6%
Independent Power & Renewable Eletricity Producers 0.4%
Infinis Energy PLC	157,443	554,272
TerraForm Power, Inc. "A"	3,700	122,655
Vivint Solar, Inc.*	2,700	27,270

		704,197
Water Utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	61,300	459,120

Total Common Stocks (Cost $192,281,956)		191,863,539
Preferred Stocks 0.2%
Consumer Discretionary 0.2%
Volkswagen AG	1,576	363,048
Financials 0.0%
Federal Home Loan Mortgage Corp.*	1,000	3,270
Federal Home Loan Mortgage Corp.*	2,500	8,275
Federal National Mortgage Association*	3,500	22,050
Federal National Mortgage Association*	1,700	10,625

		44,220
Industrials 0.0%
Rolls-Royce Holdings PLC "C"*	4,281,840	6,697

Total Preferred Stocks (Cost $427,640)		413,965

	Principal Amount ($)	Value ($)
Corporate Bonds 0.7%
Consumer Discretionary 0.1%
Caesars Entertainment Operating Co., Inc., 9.0%, 2/15/2020	40,000	31,650
Caesars Entertainment Resort Properties LLC, 144A, 11.0%, 10/1/2021	290,000	264,988

		296,638
Financials 0.1%
Harbinger Group, Inc., 144A, 7.75%, 1/15/2022	100,000	101,250
Telecommunication Services 0.0%
HC2 Holdings, Inc., 144A, 11.0%, 12/1/2019	40,000	39,800
Utilities 0.5%
Energy Future Intermediate Holding Co., LLC, 144A, 12.25%, 3/1/2022*	810,000	974,025

Total Corporate Bonds (Cost $1,418,845)		1,411,713

	Shares	Value ($)
Cash Equivalents 7.0%
Central Cash Management Fund, 0.06% (c) (Cost $13,936,269)	13,936,269	13,936,269

	% of Net Assets	Value ($)

Total Long Positions (Cost $208,064,710) †	103.8	207,625,486
Other Assets and Liabilities, Net	31.3	62,519,295
Securities Sold Short	(35.1)	(70,137,212)

Net Assets	100.0	200,007,569

†
The cost for federal income tax purposes was $209,533,069.  At November 30, 2014, net unrealized depreciation for all securities based on tax cost was $1,907,583.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,921,787 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,829,370.

	Shares	Value ($)
Common Stocks Sold Short 35.1%
Consumer Discretionary 0.3%
Media 0.2%
Hakuhodo DY Holdings, Inc.	42,500	413,396
Specialty Retail 0.1%
The Gap, Inc.	5,100	201,960
Consumer Staples 1.5%
Beverages 0.4%
Kirin Holdings Co., Ltd.	65,300	838,508
Food & Staples Retailing 0.5%
Whole Foods Market, Inc.	17,325	849,445
Food Products 0.4%
Want Want China Holdings Ltd.	616,000	805,357
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	5,600	415,184
Health Care 0.6%
Biotechnology 0.4%
Gilead Sciences, Inc.	8,207	823,327
Pharmaceuticals 0.2%
GlaxoSmithKline PLC	17,887	414,866
Industrials 1.5%
Electrical Equipment 0.1%
Vestas Wind Systems AS	7,363	270,444
Machinery 0.7%
Deere & Co.	7,250	627,995
Lincoln Electric Holdings, Inc.	11,259	811,098

		1,439,093
Marine 0.2%
AP Moeller-Maersk AS "B"	133	276,853
Trading Companies & Distributors 0.5%
ITOCHU Corp.	70,400	811,366
MSC Industrial Direct Co., Inc. "A"	2,548	197,903

		1,009,269
Information Technology 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc.	4,300	234,952
ASM International NV	9,184	385,081
Avago Technologies Ltd.	2,600	242,840
NVIDIA Corp.	17,300	362,781

		1,225,654
Materials 0.4%
Chemicals 0.4%
International Flavors & Fragrances, Inc.	4,093	414,089
Potash Corp. of Saskatchewan, Inc.	7,900	274,604

		688,693

Total Common Stocks Sold Short (Proceeds $9,454,293)		9,672,049
Exchange-Traded Funds 30.2%
iShares Nasdaq Biotechnology Fund	4,925	1,496,708
Lyxor UCITS ETF Euro Stoxx 50	53,717	2,173,476
Nikkei 225 Fund	6,763	1,012,042
SPDR S&P 500 ETF Trust	195,841	40,578,255
SPDR S&P MidCap 400 Trust	29,927	7,868,407
Vanguard Energy Fund	33,177	3,790,140
Vanguard FTSE Europe Fund	64,137	3,546,135

Total Exchange-Traded Funds Sold Short (Proceeds $58,822,185)		60,465,163

Total Positions Sold Short (Proceeds $68,276,478)		70,137,212

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*Non-income producing security

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount	Cost ($)	Value ($)
Energy Future Intermediate Holding Co., LLC*	12.25%	3/1/2022	810,000	975,125	974,025

(a) All or a portion of these securities are pledged as collateral for short sales.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
FTSE: Financial Times and the London Stock Exchange
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
As of November 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

GBP	1,163,375	USD	1,932,562	2/19/2015	114,056	State Street Bank and Trust
DKK	4,868,200	USD	814,931	2/20/2015	346	State Street Bank and Trust
EUR	6,440,032	USD	8,023,988	2/20/2015	6,045	State Street Bank and Trust
EUR	100,000	USD	125,782	4/24/2015	1,215	State Street Bank and Trust
GBP	191,074	USD	308,566	12/17/2014	9,751	State Street Bank and Trust
AUD	1,079,899	USD	935,398	2/20/2015	21,342	State Street Bank and Trust
JPY	546,697,419	USD	4,740,742	2/20/2015	129,237	State Street Bank and Trust
EUR	670,000	USD	840,270	6/25/2015	5,159	State Street Bank and Trust
EUR	660,000	USD	827,710	6/23/2015	5,084	State Street Bank and Trust
EUR	640,000	USD	802,637	6/24/2015	4,929	State Street Bank and Trust
HKD	4,009,918	USD	517,096	2/23/2015	28	State Street Bank and Trust
BRL	4,110,800	USD	1,562,864	3/3/2015	2,361	State Street Bank and Trust
KRW	322,014,000	USD	293,140	3/3/2015	3,540	State Street Bank and Trust
CAD	1,400,822	USD	1,237,973	2/20/2015	15,687	State Street Bank and Trust
GBP	4,310,291	USD	6,805,829	2/20/2015	68,343	State Street Bank and Trust
CHF	1,893,461	USD	2,015,677	12/17/2014	54,680	State Street Bank and Trust
EUR	1,130,000	USD	1,433,489	2/19/2015	26,633	State Street Bank and Trust
EUR	390,000	USD	505,059	1/16/2015	19,646	State Street Bank and Trust
EUR	80,000	USD	103,871	4/23/2015	4,218	State Street Bank and Trust
EUR	40,000	USD	51,935	4/22/2015	2,109	State Street Bank and Trust
EUR	530,000	USD	722,112	1/20/2015	62,425	State Street Bank and Trust
EUR	106,038	USD	137,322	12/17/2014	5,369	State Street Bank and Trust
Total unrealized appreciation					562,203

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	688,881	EUR	551,300	2/20/2015	(2,504)	State Street Bank and Trust
USD	362,573	CAD	408,900	2/20/2015	(5,787)	State Street Bank and Trust
ZAR	13,750,789	USD	1,209,958	2/20/2015	(14,324)	State Street Bank and Trust
USD	1,030,271	GBP	657,600	2/20/2015	(2,366)	State Street Bank and Trust
USD	1,575,925	BRL	4,110,800	3/3/2015	(15,422)	State Street Bank and Trust
USD	1,201,846	GBP	730,000	2/19/2015	(60,761)	State Street Bank and Trust
USD	814,497	DKK	4,867,285	2/20/2015	(64)	State Street Bank and Trust
USD	75,734	EUR	60,000	2/19/2015	(1,033)	State Street Bank and Trust
USD	133,056	EUR	106,038	12/17/2014	(1,102)	State Street Bank and Trust
USD	25,500	EUR	20,000	4/24/2015	(587)	State Street Bank and Trust
USD	135,287	GBP	83,659	12/17/2014	(4,455)	State Street Bank and Trust
USD	475,418	CHF	453,061	12/17/2014	(6,198)	State Street Bank and Trust
USD	688,052	EUR	530,000	1/20/2015	(28,366)	State Street Bank and Trust
USD	504,688	EUR	390,000	1/16/2015	(19,275)	State Street Bank and Trust
Total unrealized depreciation					(162,244)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$148,847,919	$43,015,620	$—	$191,863,539
Preferred Stocks	50,917	363,048	—	413,965
Corporate Bonds	—	1,411,713	—	1,411,713
Short-Term Investments	13,936,269	—	—	13,936,269
Derivatives(e)
Forward Foreign Currency Exchange Contracts	—	562,203	—	562,203
Total	$162,835,105	$$45,352,584	$—	$208,187,689

Liabilities
Investments Sold Short, at Value(d)	$(5,456,178)	$(4,215,871)	$—	$(9,672,049)
Exchange-Traded Fund Sold Short	(60,465,163)	—	—	(60,465,163)
Derivatives(e)
Forward Foreign Currency Exchange Contracts	—	(162,244)	—	(162,244)
Total	$(65,921,341)	$(4,378,115)	$—	$(70,299,456)

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$399,959

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Equity Long/Short Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015